Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 TWD ($)
Disclosure of defined benefit plans [abstract]
2026	$ 2,423
2027	3,927
2028	3,484
2029	2,768
2030 and thereafter	12,243
Total	$ 24,845